Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 5,744	$ 2,857
Reverse repurchase agreements Gross Recognized Assets	377	1,021
Securities borrowed Gross Recognized Assets	1,716	1,624
Total Gross Recognized Assets	7,837	5,502
Derivative assets Gross amounts assets offset in consolidated balance sheet	(1,874)	(982)
Total Gross amounts assets offset in consolidated balance sheet	(1,874)	(982)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	3,870	1,875
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	377	1,021
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	1,716	1,624
Total Net Amounts Presented in the Consolidated Balance Sheet	5,963	4,520
Derivative assets Gross financial instrument asset amounts not offset in consolidated balance sheet	(109)	(80)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(262)	(152)
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(371)	(232)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(287)	(116)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(115)	(869)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(1,670)	(1,569)
Total Gross collateral received amounts not offset in consolidated balance sheet	(2,072)	(2,554)
Derivative assets Net Amount	3,474	1,679
Securities borrowed Net Amount	46	55
Total Net Amount Assets	$ 3,520	$ 1,734